OTHER LIABILITIES (Details) - CNY (¥)		Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Customer pledged deposits	[1]	¥ 77,726,077	¥ 106,006,039
Other tax payables	[2]	89,586,329	75,915,052
Receipt in advance	[3]	44,083,940	6,979,476
Settlement and clearing accounts	[4]	10,112,678	0
Amounts due to third parties		10,952,518	7,004,153
Expenses payable to suppliers		8,868,056	10,611,883
Others		10,156,157	17,220,665
Total		¥ 251,485,755	¥ 223,737,268

[1]	Customer pledged deposits mainly consist of the deposits collected from certain customers to reduce the risk of failure to make payments on schedule.
[2]	Other tax payables mainly represents value-added tax payables.
[3]	Receipt in advance consist of advance for interest and financing service fees on loans and down payments by loan transferees. Down payments are newly increase in 2018, amounting to RMB35,493,777.
[4]	The Group transferred loans to third party investors and recorded these transactions as sales in Note 6(c). After the transfer, the contract terms related to payment proceeds of the loans remain the same: the Group collects payments of loans and then disburses the proceeds from the relevant loans to third-party transferees.